Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 427	¥ 836
Gains (losses) in Earnings	[1]	13	(26)
Gains (losses) in OCI	[2]	3	(14)
Transfers into Level 3		7	1
Transfers out of level 3			(2)
Issuances		137	165
Settlements		(100)	(271)
Ending Balance		454	769
Change in unrealized gain (losses) still held	[3]	17	(3)
Other liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances		29
Ending Balance		29
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3		(3)	(4)
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		189	47
Gains (losses) in Earnings	[4]	(4)	3
Transfers out of level 3		(3)	(4)
Purchases		30	140
Sales		(22)	(43)
Settlements		(4)	(22)
Ending Balance		187	122
Change in unrealized gain (losses) still held	[3]		1
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	21
Gains (losses) in Earnings	[4]	1	1
Purchases			1
Sales			(1)
Settlements		(1)	(1)
Ending Balance		22	22
Change in unrealized gain (losses) still held	[3]	1
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	13	51
Gains (losses) in Earnings	[4],[5]	(12)	31
Ending Balance	[5]		82
Change in unrealized gain (losses) still held	[3],[5]	(13)	37
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(9)	14
Gains (losses) in Earnings	[4],[5]	16	(1)
Settlements	[5]	2	(17)
Ending Balance	[5]	9	(4)
Change in unrealized gain (losses) still held	[3],[5]	17	(7)
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(70)	(27)
Gains (losses) in Earnings	[4],[5]	(19)	(22)
Settlements	[5]	8	16
Ending Balance	[5]	(80)	(33)
Change in unrealized gain (losses) still held	[3],[5]	(22)	18
Derivative financial instruments assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]	(5)	(1)
Settlements	[5]	(2)
Ending Balance	[5]	(7)	(2)
Change in unrealized gain (losses) still held	[3],[5]	(2)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[5]		2
Gains (losses) in Earnings	[4],[5]	2	(2)
Ending Balance	[5]	2
Change in unrealized gain (losses) still held	[3],[5]	2	(1)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers out of level 3			(2)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		8	13
Sales			(2)
Settlements		(1)	(2)
Ending Balance		7	9
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4
Purchases			3
Ending Balance		4	3
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		167	101
Gains (losses) in OCI	[2]	(2)	10
Purchases		2	100
Settlements		(3)	(46)
Ending Balance		165	165
Change in unrealized gain (losses) still held	[3]	(2)	12
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	90
Gains (losses) in OCI	[2]		7
Transfers out of level 3			(2)
Purchases			9
Settlements			(2)
Ending Balance		23	103
Change in unrealized gain (losses) still held	[3]		(1)
Available-for-sale securities | Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		80	63
Gains (losses) in Earnings	[6]		1
Transfers out of level 3		(2)
Purchases		55	46
Settlements		(45)	(30)
Ending Balance		87	¥ 79
Change in unrealized gain (losses) still held	[3]	(2)
Other assets
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Purchases		29
Ending Balance		¥ 29

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[3]	Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2023 and 2024. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥12 billion and ¥(14) billion, respectively, at September 30, 2023, and ¥(2) billion and ¥3 billion, respectively, at September 30, 2024.
[4]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[5]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.